INCOME TAXES - Schedule of Components of Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Taxes [Abstract]
Current income tax expense	$ 193	$ 135	$ 163
Deferred income tax expense (benefit)	96	(554)	118
Income tax expense	$ 289	$ (419)	$ 281